Loans and borrowings	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Loans and borrowings
18. Loans and borrowings

	2024
	Due through	Effective rates ranged	Carrying Amount
Long term fixed rate debt	2034	1.74% to 4.91%	1,077,395
Long term variable rate debt	2034	5.71% to 6.05%	593,412
			1,670,807
Current maturities			(254,854)
Loans and borrowings long-term			$1,415,953

	2023
	Due through	Effective rates ranged	Carrying Amount
Long term fixed rate debt	2034	1.73% to 3.99%	1,039,821
Long term variable rate debt	2033	6.53% to 6.86%	422,870
			1,462,691
Current maturities			(222,430)
Loans and borrowings long-term			$1,240,261
Maturities of the loans and borrowings for the next five years are as follows:

2025	254,854
2026	138,569
2027	148,467
2028	233,952
2029	198,164
Thereafter	696,801
$1,670,807
Long term debt
As of December 31, 2024, long-term fixed rate debt included $700.7 million (2023: $623.2 million) and long-term variable debt included $593.4 million corresponding to aircraft acquisitions using JOLCO arrangements (2023: $422.9 million).
As of December 31, 2024 the Company had $376.7 million (2023: $416.6 million) on long-term fixed rate debt of outstanding indebtedness that is owed to financial institutions under financing arrangements guaranteed by the Export-Import Bank of the United States. The Export-Import Bank guarantees support 80%—85% of the net purchase price of the aircraft and are secured with a first priority mortgage on the aircraft in favor of a security trustee on behalf of Export-Import Bank.
The Company’s Export-Import Bank supported financings are amortized on a quarterly basis and, are denominated in U.S. dollars.
Senior convertible notes
In April 2020, the Company issued Senior Convertible Notes (“notes”) in the total principal amount of $350.0 million maturing on April 15, 2025, in a private offering to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”).
The notes were senior, unsecured obligations of the Company and were accrued interest at a rate of 4.50% per annum, payable semi-annually in arrears on April 15 and October 15 of each year.
The notes were redeemable, in whole or in part, for cash at the Company’s option at any time, and from time to time, on or after April 17, 2023 and on or before the 40 days scheduled trading day immediately before the maturity date, but only if the last reported sale price per share of the Company’s Class A common stock exceeds 130% of the conversion price for a specified period of time.
On July 14, 2023, the Company exercised its option, an announced it would redeem all of its outstanding Notes due 2025 on September 18, 2023 at a redemption price equal to 100% of the principal amount of the Notes redeemed plus accrued and unpaid interest up to, but excluding, the redemption date. The Notes could be converted at any time before 5:00 p.m., New York City time, on September 15, 2023, which was the business day immediately before the redemption date, in accordance with and subject to the terms of the Indenture governing the notes, dated as of April 30, 2020.
The Company, determined that the Notes surrendered for conversion would be settled in cash up to the principal amount of the Notes surrendered for conversion and shares of Company’s common stock for the remainder of the conversion obligation, in excess of the principal amount in accordance with the terms of the Indenture.
The sending of the notice of redemption was a make-whole fundamental change under the Indenture, and therefore the conversion rate was increased for all conversions of Notes to 20.1603 shares of Company’s common stock per $1,000.0 principal amount of Notes.
Since the Company’s initial announcement of the redemption on July 14, 2023, holders of $349.0 million aggregate principal amount of Note converted their notes in accordance with the terms of the Notes. Outstanding Notes in the aggregate principal amount of $1.0 million that had not been converted by holders thereof were redeemed at a price equal to 100% of the principal amount of each Note called for redemption, payable in cash, plus accrued and unpaid interest on such Note to, but excluding, September 18, 2023 for such Note. The Notes that were converted were settled for $349.0 million in cash, plus approximately 3.7 million shares, reissued from the Company’s treasury shares (see on note 24).
The exercise of the call option, resulted in a remeasured of the amortized cost of the liability component to reflect the new settlement date by recomputing the effective interest rate of the instrument. The Company recognized $87.9 million for this remeasure under “finance cost” in the consolidated statement of profit or loss. The component corresponding to the conversion feature of the notes was recorded as an embedded derivative under “Derivative financial instruments” in the consolidated statement of financial position. The fair value of the embedded derivative at initial recognition on April 30, 2020 was $138.4 million
The impact of this embedded derivative on the consolidated statement of profit or loss is, as follows:

	Statement of profit or loss
	2024	2023	2022
Derivative financial instrument	$—	$(98,347)	$17,189
The impact in the consolidated statement of profit or loss, for the change in the fair value of the embedded derivative is recognized as “Net change in fair value of derivatives” in the consolidated statement of profit or loss(see note 28.6).
The detail of finance cost and income is as follows:

	2024	2023	2022
Finance income -
Interest income on short-term bank deposits	$2,316	$1,541	$954
Interest income on investment	56,596	48,667	17,076
	$58,912	$50,208	$18,030
Finance cost -
Interests expense on bank loans	$(54,188)	$(41,917)	$(30,502)
Interests expense on senior convertible notes	—	(87,862)	(42,403)
Interest on factoring	—	(3,315)	(5,393)
Interest expense on lease liabilities	(13,865)	(13,279)	(7,445)
Unwinding of discount and changes in the discount rate	(16,440)	(11,843)	(1,888)
	$(84,493)	$(158,216)	$(87,631)
Changes in liabilities arising from financing activities:

	2023	Cash flows	Non-cash movements
			Foreign exchange movement	Leases	Other	2024
Loans and borrowings	$1,462,691	$197,938	$—	$—	$10,178	$1,670,807
Lease liability	283,657	(61,140)	(330)	107,118	392	329,697
Total liabilities used in financing activities	$1,746,348	$136,798	$(330)	$107,118	$10,570	$2,000,504

			Non-cash movements
	2022	Cash flows	Foreign exchange movement	Leases	Other	2023
Loans and borrowings	$1,444,303	$(73,945)	$—	$—	$92,333	$1,462,691
Lease liability	238,373	(79,999)	448	124,835	—	283,657
Total liabilities used in financing activities	$1,682,676	$(153,944)	$448	$124,835	$92,333	$1,746,348
The column “Leases” includes the non-cash additions to ROU and lease liabilities.
For the year ended December 31, 2024 and 2023 the column “Other” includes the effect of accrued but not yet paid interest on loans and borrowings.
The Company classifies interest paid as cash flows from operating activities.